THE LEADERS EQUITY FUND Ticker Symbols: Class A: PILZX Class B: PILGX
SUMMARY PROSPECTUS
October 1, 2010
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

	Class A Shares	Class B Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)[1]	None	5.00%[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	1.78%	2.53%
Fee Waiver[2]	0.27%	0.27%

Total Annual Fund Operating Expenses After Fee Waiver[2]	1.51%	2.26%

[1]	A contingent deferred sales charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

[2]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund’s Class A Shares and Class B Shares to 1.50% and 2.25%, respectively. These contractual limitations are in effect until at least September 30, 2011 and may not be terminated without Board approval.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$671	$1,051	$1,455	$2,582
Class B	$729	$1,062	$1,521	$2,686
Class B without Redemption	$229	$762	$1,321	$2,686

performancefunds.com	1	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbols: Class A: PILZX Class B: PILGX	SUMMARY PROSPECTUS October 1, 2010
Portfolio Turnover
The Leaders Equity Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:
•	Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

•	Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.
Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of Trustmark, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance, or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.
The Fund usually will sell portfolio securities if:
•	the price of the security is overvalued;

•	the companies’ earnings are consistently lower than expected;

•	more favorable opportunities are identified.
The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark expects the Fund’s portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus for additional information.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

performancefunds.com	2	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbols: Class A: PILZX Class B: PILGX	SUMMARY PROSPECTUS October 1, 2010
PRINCIPAL INVESTMENT RISKS
Investing in the Leaders Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.

Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q3 2009	12.73%

Worst quarter:	Q4 2008	-26.56%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was -2.82%.

performancefunds.com	3	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbols: Class A: PILZX Class B: PILGX	SUMMARY PROSPECTUS October 1, 2010
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

			Since Inception
Average Annual Total Returns (as of December 31, 2009)	1 Year	5 Years	(September 1, 2000)
Class A Return Before Taxes (with maximum sales charge)	7.68%	-3.77%	-3.98%
Class A Return After Taxes on Distributions (with maximum sales charge)	7.68%	-4.40%	-4.32%
Class A Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	4.99%	-3.09%	-3.25%
Class B Return Before Taxes (with applicable CDSC)	7.78%	-3.75%	-4.06%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]	28.43%	0.79%	-1.23%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]	37.21%	1.63%	-5.18%

[1]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Leaders Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since September 2000. He is also President of Trustmark. Mr. Ralston leads a team of co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001), Ben T. Edwards, Vice President of Trustmark (team member since September 2000), and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark, (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	4	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbol: Institutional Class Shares: PILEX
SUMMARY PROSPECTUS
October 1, 2010
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[1]	1.58%
Fee Waiver[1]	0.32%

Total Annual Fund Operating Expenses After Fee Waiver[1]	1.26%

[1]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses, exclusive of Acquired Fund Fees and Expenses, of the Fund’s Institutional Class Shares to 1.25% . These contractual limitations are in effect until at least September 30, 2011 and may not be terminated without Board approval.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $128	3 Years: $467	5 Years: $830	10 Years: $1,851
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

performancefunds.com	1	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbol: Institutional Class Shares: PILEX	SUMMARY PROSPECTUS October 1, 2010
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:
•	Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

•	Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Leaders Equity Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.

The Fund usually will sell portfolio securities if:
•	the price of the security is overvalued;

•	the companies’ earnings are consistently lower than expected;

•	more favorable opportunities are identified.
The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark believes that the Fund’s portfolio turnover may exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.

Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

performancefunds.com	2	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbol: Institutional Class Shares: PILEX	SUMMARY PROSPECTUS October 1, 2010
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q3 2009	12.83%

Worst quarter:	Q4 2008	-26.62%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was -2.59%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	(September 1, 2000)
Institutional Shares	Return Before Taxes	13.81%	-2.50%	-3.21%
Institutional Shares	Return After Taxes on Distributions	13.81%	-3.12%	-3.54%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	8.98%	-2.03%	-2.63%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]		28.43%	0.79%	-1.23%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]		37.21%	1.63%	-5.18%

[1]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call

performancefunds.com	3	1-800-PERFORM

THE LEADERS EQUITY FUND Ticker Symbol: Institutional Class Shares: PILEX	SUMMARY PROSPECTUS October 1, 2010
INVESTMENT ADVISER
Trustmark is the Leaders Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since September 2000. He is also President of Trustmark. Mr. Ralston leads a team of co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) Ben T. Edwards, Vice President of Trustmark (team member since September 2000), and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark, (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	4	1-800-PERFORM